Capital Structure	12 Months Ended
Dec. 31, 2015
Capital Structure [Abstract]
Capital Structure
12.	Capital Structure:
(a)  Common Stock
On June 24, 2014, the Company had entered into a share purchase agreement under which the Company sold 378,000 of its common shares to Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with certain members of the Restis family, for $1,134. The common shares were sold at a price of $3.00 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange and with an additional option value to existing shareholders upon the consummation of the Asset Contribution calculated from the Black-Scholes options pricing model. On June 27, 2014, the Company completed the equity injection plan with the two abovementioned entities. The shares to the two entities were issued on June 27, 2014.
On September 29, 2014, the Company had entered into a share purchase agreement under which the Company sold 320,000 of its common shares to Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with certain members of the Restis family, for $960. The common shares were sold at a price of $3.00 per share. The Company's Board of Directors obtained an updated fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange and with an additional option value to existing shareholders upon the consummation of the  Asset Contribution calculated from the Black-Scholes options pricing model.  On September 30, 2014, the Company completed the equity injection plan with the two abovementioned entities. The shares to the two entities were issued on September 30, 2014.
On December 19, 2014, the Company had entered into a share purchase agreement under which the Company sold 888,000 of its common shares to Jelco for $1,110. The common shares were sold at a price of $1.25 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using a build-up method, combining the Company's net asset value with the cost that a private company would incur to be listed on a U.S. stock exchange. On December 30, 2014, the Company completed the equity injection plan with the abovementioned entity. The shares to the entity were issued on December 30, 2014.
On March 12, 2015, the Company entered into a share purchase agreement under which the Company sold 5,000,100 of its common shares to Jelco for $4,500. The common shares were sold at a price of $0.90 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using the adjusted book value method. On March 16, 2015, the Company completed the equity injection plan with the abovementioned entity. The shares to the entity were issued on March 18, 2015.
On March 12, 2015, the Company entered into a share purchase agreement under which the Company sold 333,400 of its common shares to its Chief Executive Officer, or CEO, for $300. The common shares were sold at a price of $0.90 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using the adjusted book value method. On March 16, 2015, the Company completed the equity injection plan with the abovementioned entity. The shares to the CEO were issued on March 18, 2015. The funds were contributed for general corporate purposes.
On September 7, 2015, the Company entered into a share purchase agreement under which the Company sold 10,022,240 of its common shares in three tranches to Jelco for $9,020. The common shares were sold at a price of $0.90 per share. The Company's Board of Directors obtained a fairness opinion from an independent third party for the share price. The price was determined using the capital market multiples and the discounted cash flow methods. On September 11, 2015, the first tranche of $3,501 was contributed in exchange for 3,889,980 common shares of the Company, which were issued on September 11, 2015. On September 29, 2015, the second tranche of $2,390 was contributed in exchange for 2,655,740 common shares of the Company, which were issued on September 29, 2015. On October 21, 2015, the third tranche of $3,129 was contributed in exchange for 3,476,520 common shares of the Company, which shares were issued on October 21, 2015. The transaction was approved by an independent committee of the Company's Board of Directors.
The purchasers of all above issued shares have received customary registration rights.
(b) Warrants and Unit Purchase Option
In connection with the public offering of January 28, 2010, the Company granted 1,041,667 warrants with an exercise price of $19.80 each on February 3, 2010 and on March 19, 2010, Seanergy granted 97,250 additional warrants. The fair value of these warrants amounted to $1,053. The warrants were exercisable beginning on August 3, 2010 and expired on January 28, 2015. No expenses were recorded in connection with these warrants which were classified in equity.
Following the Company's reverse stock split in June 2011, with respect to the warrants from the Company's 2010 secondary offering, as a result of the reverse stock split, each warrant reflected an increase in the per share exercise price and a decrease in the number of warrant shares at the same proportion as the reverse stock split. Accordingly, each warrant was exercisable for one-fifteenth of a share, following the reverse stock split at an exercise price of $19.80 for each such warrant share.
As of December 31, 2015 and 2014, the Company had outstanding underwriters' warrants exercisable to purchase an aggregate of approximately NIL and 15,185 shares of Seanergy's common stock, respectively.
(c) Preferred Stock
As of December 31, 2015 and 2014, no shares of preferred stock have been issued.
(d) Dividends
The declaration and payment of any dividend is subject to the discretion of Seanergy's board of directors and is dependent upon its earnings, financial condition, cash requirements and availability and restrictions in any applicable loan agreements. No dividends were declared for the years ended December 31, 2015, 2014 and 2013.